Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($)	Mar. 31, 2023	Dec. 31, 2022	May 31, 2022	Mar. 31, 2022	Dec. 31, 2021	May 31, 2021
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued salaries and related expenses			$ 625,000			$ 672,455
Accrued sales and marketing expense			2,383,500			539,810
Accrued professional fees			1,350,170			75,000
Accrued income tax			559,544			256,286
Accrued overdraft liabilities			681,058			790,364
Other accrued expenses and current liabilities	$ 30,000	$ 120,000	66,887	$ 30,000	$ 115,000	50,000
Accrued expenses and other current liabilities			$ 5,666,159			$ 2,383,915